Fair value measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8. FAIR VALUE MEASUREMENTS

The carrying amount and estimated fair values of our financial assets and liabilities, which include related current portions, were as follows:

	September 30, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

	(in thousands)
Cash and cash equivalents(1)	$108,488	$108,488	$33,412	$33,412
Restricted Cash(1)	—	—	104,026	104,026
Interest rate swaps(2)	895	895	—	—
Long-term debt(3)	1,930,206	1,899,630	2,720,286	2,715,695

(1)	Classified as Level 1 under the fair value hierarchy.

(2)	Classified as Level 2 under the fair value hierarchy.

(3)	Classified as Level 3 under the fair value hierarchy.

We believe the carrying amounts of our cash and cash equivalents and restricted cash approximated fair value as of September 30, 2014 and December 31, 2013, as applicable. Our estimates of the fair values were determined using available market information and valuation methods appropriate in the circumstances. Considerable judgment is necessary to interpret market data and develop estimated fair values. Proper placement of fair value measurements within the valuation hierarchy is considered each reporting period. Third-party information received for calculating Level 3 fair value measurements is reviewed to ensure it is in accordance with GAAP. The use of different market assumptions or estimation methods may have a material effect on the estimated fair value amounts.

Restricted cash is primarily comprised of short-term interest-bearing money market funds with maturities of less than 90 days and time deposits. The estimated fair values were based on available market pricing information of similar financial instruments.

The fair values of interest rate swaps are determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each instrument. This analysis reflects the contractual terms of the agreements, including the period to maturity, and uses observable market-based inputs, including forward interest rate curves. We incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements.

We estimate the fair value of our long-term debt using discounted cash flow analysis based on current market inputs for similar types of arrangements. The primary sensitivity in these calculations is based on the selection of appropriate discount rates. We estimated the discount rate to be approximately 4.3% and 5.3%, as of September 30, 2014 and December 31, 2013, respectively. Fluctuations in these assumptions will result in different estimates of fair value.

We test long-lived assets for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. In June 2014, we determined that the long-lived assets associated with one of our owned hotels were partially impaired primarily due to unfavorable expected terms of the upcoming underlying ground lease renewal and the likelihood of the Company abandoning the hotel upon expiration of the ground lease. As a result, we recorded an impairment loss of approximately $5.2 million for the nine months ended September 30, 2014. For the three months ended September 30, 2014, and the three and nine months ended September 30, 2013, no impairment was recorded.

For this purpose, fair value of the property was estimated primarily using expected present value of future cash flows. The fair value estimate is considered to be Level 3 within the fair value measurement hierarchy.

The following fair value hierarchy table presents information about assets measured at fair value on a nonrecurring basis during the period ended September 30, 2014:

September 30, 2014	Level 1	Level 2	Level 3	Total Fair Value	Impairment Charge

	(in thousands)
1 La Quinta Inn	$—	$—	$249	$249	$5,157

We estimate the fair value of hotels classified as held for sale using the lower of cost or estimated fair value. The inputs used in determining the fair value are considered to be Level 2 and Level 3 within the fair value measurement hierarchy. Level 2 reflects our sales price as determined by contract with the buyer, less associated closing costs. Level 3 reflects our sales price as determined by contract with the buyer, less estimated associated closing costs.

The following fair value hierarchy table presents information of our hotels classified as assets held for sale measured at fair value on a non-recurring basis as of December 31, 2013, and related impairment charges recorded:

December 31, 2013	Level 1	Level 2	Level 3	Total Fair Value	Impairment Charge

	(in thousands)
4 La Quinta Inns	$—	$—	$7,134	$7,134	$1,113

Note 10. Fair value measurements

The carrying amount and estimated fair values of our financial assets and liabilities, which include related current portions, were as follows:

	December 31, 2013		December 31, 2012
(In thousands)	Carrying amount	Fair value	Carrying amount	Fair value

Cash and cash equivalents(1)	$33,412	$33,412	$40,813	$40,813
Restricted cash(1)	104,026	104,026	113,407	113,407
Long-term debt(2)	2,720,286	2,715,695	2,899,965	2,889,328

(1)	Classified as Level 1 under the fair value hierarchy.

(2)	Classified as Level 3 under the fair value hierarchy.

We believe the carrying amounts of our cash and cash equivalents approximated fair value as of December 31, 2013 and 2012. Our estimates of the fair values were determined using available market information and valuation methods appropriate in the circumstances. Considerable judgment is necessary to interpret market data and develop estimated fair values. Proper placement of fair value measurements within the valuation hierarchy is considered each reporting period. Third-party information received for calculating Level 3 fair value measurements is reviewed to ensure it is in accordance with GAAP. The use of different market assumptions or estimation methods may have a material effect on the estimated fair value amounts.

Restricted cash is primarily comprised of short-term interest-bearing money market funds with maturities of less than 90 days and time deposits. The estimated fair values were based on available market pricing information of similar financial instruments.

We estimate the fair value of our long-term debt using discounted cash flow analysis based on current market inputs for similar types of arrangements. The primary sensitivity in these calculations is based on the selection of appropriate discount rates. As of December 31, 2013 and 2012 we estimated the discount rate to be approximately 5.3% and 5.0%, respectively. Fluctuations in these assumptions will result in different estimates of fair value.

We test long-lived assets, which include property and equipment and other intangible assets, for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. For the year ended December 31, 2013, no impairment was recorded on our assets held for use. In connection with the impairment test in 2012, we determined that property and equipment related to certain of our owned hotels, which became assets held for sale during the second quarter of 2013 (See Note 6), were partially impaired primarily due to changes in the assumed holding period and, as a result, we recorded an impairment loss of approximately $51.5 million for the year ended December 31, 2012. For the year ended December 31, 2011, no impairment was recorded on our assets held for use. The impairment losses for 2012 are included within discontinued operations in the accompanying combined statements of operations.

For these purposes, fair value of the properties was estimated primarily using comparable market transactions. One of the significant inputs to these fair value estimates, the per-key cost required at the time of asset transfer, is considered to be Level 3 within the fair value measurement hierarchy. A cost of $3,000 per room was utilized for this unobservable input.

We estimate the fair value of hotels classified as held for sale using the lower of cost or estimated fair value. The inputs used in determining the fair value are considered to be Level 2 and Level 3 within the fair value measurement hierarchy. Level 2 reflects our sales price as determined by contract with the buyer, less associated closing costs. Level 3 reflects our sales price as determined by contract with buyer, less estimated associated closing costs. For the year ended December 31, 2013, we recorded an impairment loss of approximately $19.5 million related to hotels classified as held for sale which are included within discontinued operations in the accompanying combined statements of operations.

The following fair value hierarchy table presents information of our hotels classified as assets held for sale measured at fair value on a non-recurring basis as of December 31, 2013, and related impairment charges recorded:

December 31, 2013	Level 1	Level 2	Level 3	Total fair value	Impairment charge

	(In thousands)
4 La Quinta Inns	$—	$—	$7,134	$7,134	$1,113

	$—	$—	$7,134	$7,134	$1,113

The following fair value hierarchy table presents information of our hotels measured at fair value on a non-recurring basis as of December 31, 2012, and related impairment charges recorded:

December 31, 2012	Level 1	Level 2	Level 3	Total fair value	Impairment charge

	(In thousands)
7 Baymont hotels(1)	$—	$1,755	$12,600	$14,355	$13,561
14 La Quinta Inns	—	—	31,104	31,104	39,115
1 La Quinta Inn and Suites	—	—	2,603	2,603	552

	$—	$1,755	$46,307	$48,062	$53,228

(1)	Includes one hotel located in Detroit, Michigan that was sold in December 2012. (See Note 6)